Summary of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureInvestmentsLineItems [Line Items]
Total	$ 3,273
Total	24
Total	(2,464)
Total	1,607	$ (659)	$ 153
Total	(33)
Total	22
Total	(747)
Total		3,273
State Natural Gas Distributiors Gaspetro [Member]
DisclosureInvestmentsLineItems [Line Items]
Total	298
Total	(308)
Total	38
Total	(2)
Total	(26)
Total		298
Compania Mega S A Mega [Member]
DisclosureInvestmentsLineItems [Line Items]
Total	82
Total	31
Total	2
Total	(17)
Total	98	82
Petrochemical Joint Ventures [Member]
DisclosureInvestmentsLineItems [Line Items]
Total	(23)
Total	23
Associates [member]
DisclosureInvestmentsLineItems [Line Items]
Total	2,455
Total	15
Total	(2,139)
Total	1,405
Total	(32)
Total	23
Total	(557)
Total	998	2,455
Restructuring, capital decrease and others	(172)
Other Joint Ventures [Member]
DisclosureInvestmentsLineItems [Line Items]
Total	67
Total	9
Total	(17)
Total	34
Total	(23)
Total	(1)
Total	(45)
Total	24	67
Nova Transportadora Do Sudeste [Member] | Associates [member]
DisclosureInvestmentsLineItems [Line Items]
Total	176
Total	18
Total	(3)
Total	(15)
Total		176
Restructuring, capital decrease and others	(176)
B R Current Vibra Energia [Member] | Associates [member]
DisclosureInvestmentsLineItems [Line Items]
Total	1,862
Total	(2,129)
Total	450
Total	(62)
Total	(121)
Total		1,862
Other Associates [Member] | Associates [member]
DisclosureInvestmentsLineItems [Line Items]
Total	417
Total	15
Total	(10)
Total	937
Total	33
Total	23
Total	(421)
Total	998	417
Restructuring, capital decrease and others	4
Assets or disposal groups classified as held for sale, Others | Associates [member]
DisclosureInvestmentsLineItems [Line Items]
Total	5
Total	(2)
Total	3	5
Joint ventures [member]
DisclosureInvestmentsLineItems [Line Items]
Total	813
Total	9
Total	(325)
Total	202
Total	1
Total	(1)
Total	(190)
Total	509	813
Joint ventures [member] | M P Gulf Of Mexico L L C [Member]
DisclosureInvestmentsLineItems [Line Items]
Total	366
Total	122
Total	1
Total	(102)
Total	$ 387	$ 366